SMEAD VALUE FUND
Schedule of Investments
August 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS 93.90%
Banks 12.57%
Bank of America Corp.	6,866,841	$279,823,771
Fifth Third Bancorp	1,924,609	82,161,558
JPMorgan Chase & Co.	1,219,613	274,169,002
M&T Bank Corp.	427,326	73,547,078
Western Alliance Bancorp	1,168,401	95,434,994
		805,136,403
Consumer Durables & Apparel 17.46%
DR Horton, Inc.	2,177,083	410,946,187
Lennar Corp. – Class A	2,306,948	420,002,953
NVR, Inc. (a)	31,327	287,345,654
		1,118,294,794
Diversified Financials 8.37%
American Express Co.	1,409,938	364,680,463
Berkshire Hathaway, Inc. – Class B (a)	183,453	87,308,952
Credit Acceptance Corp. (a)	179,864	83,911,952
		535,901,367
Energy 22.47%
APA Corp.	8,364,862	238,314,919
Cenovus Energy, Inc. (b)	10,714,559	198,684,250
ConocoPhillips	1,900,423	216,249,133
Devon Energy Corp.	5,086,006	227,751,349
Occidental Petroleum Corp.	5,696,697	324,597,795
Ovintiv, Inc.	5,453,428	233,570,321
		1,439,167,767
Pharmaceuticals, Biotechnology & Life Sciences 10.19%
Amgen, Inc.	1,014,929	338,813,748
Merck & Co., Inc.	2,649,538	313,837,776
		652,651,524
Real Estate 10.33%
Macerich Co. (The) – REIT	17,675,396	282,276,074
Simon Property Group, Inc. – REIT	2,267,452	379,458,092
		661,734,166
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SMEAD VALUE FUND
Schedule of Investments (Continued)
August 31, 2024 (Unaudited)
	Shares	Value
Retailing 8.11%
eBay, Inc.	3,224,541	$190,570,373
Home Depot, Inc.	446,753	164,628,481
Target Corp.	1,069,747	164,334,534
		519,533,388
Semiconductors & Semiconductor Equipment 1.63%
QUALCOMM, Inc.	594,879	104,282,289
Transportation 2.77%
U-Haul Holding Co. (a)	484,758	34,427,513
U-Haul Holding Co. (Non Voting)	2,089,889	142,843,913
		177,271,426
TOTAL COMMON STOCKS (Cost $4,546,212,683)		6,013,973,124
SHORT-TERM INVESTMENTS 6.00%
Money Market Fund 6.00%
Northern Institutional Treasury Portfolio — Premier Class, 5.10% (c)	384,038,544	384,038,544
TOTAL SHORT-TERM INVESTMENTS (Cost $384,038,544)		384,038,544
TOTAL INVESTMENTS (Cost $4,930,251,227) 99.90%		6,398,011,668
Other Assets in Excess of Liabilities 0.10%		6,373,667
TOTAL NET ASSETS 100%		$6,404,385,335

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 7-day annualized yield as of August 31, 2024.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
August 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS 88.66%
Australia 2.72%
Materials 2.72%
Whitehaven Coal Ltd.	873,916	$3,974,179
Austria 6.77%
Financials 6.77%
BAWAG Group AG (a),(b)	129,384	9,904,159
Canada 28.07%
Consumer Staples 1.03%
Alimentation Couche-Tard, Inc.	26,429	1,508,687
Energy 23.04%
Cenovus Energy, Inc.	491,058	9,105,880
Imperial Oil Ltd.	44,742	3,369,802
MEG Energy Corp. (b)	642,841	12,802,918
Strathcona Resources Ltd. (b)	365,741	8,413,142
		33,691,742
Materials 4.00%
West Fraser Timber Co. Ltd.	66,071	5,846,449
		41,046,878
Denmark 4.38%
Consumer Discretionary 4.38%
Pandora AS	36,438	6,398,612
Germany 1.37%
Consumer Discretionary 1.37%
Bayerische Motoren Werke AG	21,577	1,997,977
Italy 15.48%
Financials 15.48%
Generali	236,395	6,520,454
UniCredit SpA	387,806	16,115,344
		22,635,798
Netherlands 1.21%
Communications 1.21%
Universal Music Group NV	68,012	1,777,925

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
August 31, 2024 (Unaudited)
	Shares	Value
Norway 6.27%
Industrials 6.27%
Frontline PLC	374,236	$9,164,860
South Africa 2.03%
Materials 2.03%
Thungela Resources Ltd.	456,847	2,971,550
Spain 3.70%
Financials 3.70%
Bankinter SA	611,285	5,413,046
Switzerland 3.29%
Industrials 3.29%
IWG PLC	2,017,095	4,806,637
United Kingdom 8.43%
Consumer Discretionary 4.59%
Burberry Group PLC	384,680	3,397,775
Next PLC	24,736	3,313,369
		6,711,144
Financials 3.84%
Barclays PLC	1,096,440	3,319,792
NatWest Group PLC	505,221	2,296,664
		5,616,456
		12,327,600
United States 4.94%
Energy 2.55%
Occidental Petroleum Corp.	65,561	3,735,666
Health Care 2.39%
Roche Holding AG	10,339	3,493,939
		7,229,605
TOTAL COMMON STOCKS (Cost $97,621,472)		129,648,826

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
August 31, 2024 (Unaudited)
	Shares	Value
PREFERRED STOCKS 5.95%
Germany 5.95%
Consumer Discretionary 5.95%
Dr Ing hc F Porsche AG, 3.27% (a),(c)	15,088	$1,180,813
Porsche Automobil Holding SE, 6.31% (c)	84,399	3,793,945
Volkswagen AG, 9.44% (c)	35,026	3,723,403
TOTAL PREFERRED STOCKS (Cost $12,883,913)		8,698,161
WARRANTS 2.03%
United States 2.03%
Energy 2.03%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	84,563	2,961,396
TOTAL WARRANTS (Cost $776,745)		2,961,396
SHORT-TERM INVESTMENTS 3.05%
Money Market Fund 3.05%
Northern Institutional Treasury Portfolio — Premier Class, 5.10% (d)	4,466,596	4,466,596
TOTAL SHORT-TERM INVESTMENTS (Cost $4,466,596)		4,466,596
TOTAL INVESTMENTS (Cost $115,748,726) 99.69%		145,774,979
Other Assets in Excess of Liabilities 0.31%		448,450
TOTAL NET ASSETS 100.00%		$146,223,429

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the value of this security totaled $11,084,972 or 7.58% of net assets.
(b)	Non-income producing security.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the 7-day annualized yield as of August 31, 2024.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
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